Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory

Inventory at March 31, 2019 and December 31, 2018 is comprised of the following:

	June 30, 2019	December 31, 2018

Vineyard in process	$80,949	$232,436
Wine in process	832,720	747,862
Finished wine	50,394	11,003
Clothing and accessories	219,026	-
Other	46,922	42,594
	$1,230,011	$1,033,895

Inventory at December 31, 2018 and 2017 is comprised of the following:

	December 31,
	2018	2017
Vineyard in process	$232,436	$349,458
Wine in process	747,862	865,762
Finished wine	11,003	63,964
Other	42,594	109,482
Total	$1,033,895	$1,388,666